Income Taxes - Effective tax rate (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount
Expense computed at federal tax rate					$ 3,825,000	$ 1,675,000	$ 2,135,000
NonU.S. group member income					(4,409,000)	(1,632,000)	(2,093,000)
Dividend received deduction and taxexempt interest					(144,000)	(467,000)	(415,000)
Impact of tax reform						580,000
Valuation allowance			$ (1,700,000)		678,000	947.000
Other					44,000	42,000	36,000
Income tax expense (benefit)	$ 1,789,000	$ 3,000	$ 1,934,000	$ (4,000)	$ (6,000)	$ 1,145,000	$ (337,000)
Effective Income Tax Rate Reconciliation, Percent
Expense computed at federal tax rate	21.00%		21.00%		21.00%	34.00%	34.00%
NonU.S. group member income					(24.21%)	(33.12%)	(33.34%)
Dividend received deduction and taxexempt interest					(0.79%)	(9.47%)	(6.61%)
Impact of tax reform						11.76%
Valuation allowance					3.72%	19.23%
Other					0.24%	0.83%	0.58%
Income tax expense (benefit)					(0.03%)	23.23%	(5.37%)
Net operating loss carryforward					$ 3,300,000
Unrecognized tax benefits					$ 0	$ 0
Maximum
Effective Income Tax Rate Reconciliation, Percent
Expense computed at federal tax rate						35.00%